NOTE 7 - COMMITMENTS & CONTINGENCIES	9 Months Ended
May 31, 2019
Commitments and Contingencies Disclosure [Abstract]
NOTE 7 - COMMITMENTS & CONTINGENCIES

NOTE 7 – COMMITMENTS & CONTINGENCIES

The Company has certain purchase commitments for mobile applications research and development that requires capital disbursements in the amount of $1,015,493 (Chinese Yuan 7,000,000) that is payable within one year.